Other Receivables - Finance Lease Receivables (Detail) - Lease receivables [member] - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	₩ 196,564	₩ 228,059
HEUNG-A SHIPPING CO., LTD., MSC, HEUNG-A LINE CO., LTD.
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	166,077	212,933
KOGAS, ONGC Videsh Limited, GAIL(India) Limited, Myanma Oil and Gas Enterprise
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	₩ 30,487	₩ 15,126